Real Estate Investments (Pro Forma Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Real Estate [Abstract]
Pro forma revenues	$ 133,189	$ 132,210
Pro forma net loss	$ (18,533)	$ (7,240)
Basic pro forma net loss per share (in usd per share)	$ (0.28)	$ (0.11)
Diluted pro forma net loss per share (in usd per share)	$ (0.28)	$ (0.11)
Revenue since acquisition	$ 1,700
Net income since acquisition	$ 800